Shareholders' Equity	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
SHAREHOLDERS' EQUITY

NOTE 10 – SHAREHOLDERS’ EQUITY

The shareholders’ equity structures as of December 31, 2017 was presented after giving retroactive effect to the reorganization of the Company that was completed in the first half of 2018.

On January 4, 2018, MMTEC, Inc. was incorporated in the British Virgin Islands. On the same day, the Company issued 20,000 common shares at $0.001 per share to its two directors/incorporators with cash proceeds of $20. On March 23, 2018, the Company issued 8,980,000 common shares at $0.18 per share to eight individuals and four companies for total cash proceeds of $1,616,400. On May 23, 2018, the Company issued 45,000,000 common shares at $0.001 per share to the same 12 shareholders for total cash proceeds of $45,000. Total cash contributions received in 2018 amount to $1,661,420. On August 7, 2018, the Company repurchased 36,000,000 common shares from the foregoing 14 shareholders through a privately negotiated transaction at an aggregate price of $36,000. The treasury stock purchase amount was paid to the shareholders in full in January 2019.

Shares Authorized

The Company is authorized to issue 500,000,000 shares of stock with a par value of $0.001 per share.

There are 54,000,000 shares of common stock issued and 18,000,000 shares of common stock outstanding as of December 31, 2018.

There are 54,000,000 shares of common stock issued and outstanding as of December 31, 2017.

Treasury Stock

The Company records treasury stock using the cost method. On August 7, 2018, the Company repurchased 36,000,000 shares of its common stock from 14 shareholders through a privately negotiated transaction at an aggregate price of $36,000.

Shareholders’ Contribution

During the year ended December 31, 2018, Zhen Fan, who is the chief executive officer and 16.2% shareholder of the Company, and a 2.0% shareholder of the Company, made contributions with the amount of $3,834 and $1,614, respectively, to the Company for working capital needs and the Company recorded an increase in additional paid-in capital.

During the year ended December 31, 2017, the Company’s shareholders contributed $68,641 in total to the Company for working capital needs and the Company recorded an increase in additional paid-in capital.